Investments in and Advances to Affiliates (Details) (USD $)	9 Months Ended
Dec. 31, 2012
Construction Notes Payable Investments In And Advances To Affiliates 1	$ 2,328,422
Construction Notes Payable Investments In And Advances To Affiliates 2	2.997
Construction Notes Payable Investments In And Advances To Affiliates 3	10,043,467
Construction Notes Payable Investments In And Advances To Affiliates 4	2.755
Construction Notes Payable Investments In And Advances To Affiliates 5	3,600,026
Construction Notes Payable Investments In And Advances To Affiliates 6	2.918
Construction Notes Payable Investments In And Advances To Affiliates 7	4,377,079
Construction Notes Payable Investments In And Advances To Affiliates 8	2.795
Construction Notes Payable Investments In And Advances To Affiliates 9	2,313,322
Construction Notes Payable Investments In And Advances To Affiliates 10	2.608
Construction Notes Payable Investments In And Advances To Affiliates 11	8,968,019
Construction Notes Payable Investments In And Advances To Affiliates 12	2.772
Construction Notes Payable Investments In And Advances To Affiliates 13	13,029,325
Construction Notes Payable Investments In And Advances To Affiliates 14	2.695
Construction Notes Payable Investments In And Advances To Affiliates 15	19,497,204
Construction Notes Payable Investments In And Advances To Affiliates 16	2.408
Construction Notes Payable Investments In And Advances To Affiliates 17	7,709,454
Construction Notes Payable Investments In And Advances To Affiliates 18	2.360
Construction Notes Payable Investments In And Advances To Affiliates 19	2,567,121
Construction Notes Payable Investments In And Advances To Affiliates 20	2.396
Construction Notes Payable Investments In And Advances To Affiliates 21	74,433,439
Construction Notes Payable Investments In And Advances To Affiliates 22	1,572,258
Construction Notes Payable Investments In And Advances To Affiliates 23	$ 76,005,697